                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08333

                           Nuveen Investment Trust II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                                Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                    Date of reporting period: January 31, 2006
                                              ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        NUVEEN INVESTMENTS MUTUAL FUNDS

                     Semiannual Report  For investors seeking long-term
                dated January 31, 2006  capital appreciation.

                                    [GRAPHIC]



                           Nuveen Investments
                           Equity Funds

                           Nuveen NWQ International Value Fund
                           Nuveen Rittenhouse Growth Fund

[LOGO] Nuveen Investments

                                    [GRAPHIC]



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                                                  ------------------------------
  Must be preceded by or accompanied by a prospectus.
                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

Dear Shareholder,

Detailed information on your Fund's performance can be found in the Portfolio Managers' Comments and Fund Spotlight sections of this report. The Nuveen NWQ International Value Fund features portfolio management by NWQ Investment Management Company, LLC, while the Nuveen Rittenhouse Growth Fund is sub-advised by Rittenhouse Asset Management, Inc. I urge you to take the time to read the portfolio managers' comments.

With the recent gains in the market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

March 16, 2006



       "No one knows what the future will bring, which is why we think a well-balanced portfolio ... is an important component in achieving your long-term financial goals."


                           Semiannual Report  Page 1

  Portfolio Manager's Comments for the Nuveen NWQ International Value Fund

  We recently spoke with Paul J. Hechmer, the portfolio manager for the Nuveen NWQ International Value Fund. Paul is a manager director of NWQ Investment Management Company, LLC (NWQ), of which Nuveen Investments, Inc., owns a controlling interest. Paul offered his thoughts on the performance of the Fund during the six-month period ending January 31, 2006.

--------------------------------------------------------------------------------

How did the Fund perform during the reporting period?

As shown in the table on the next page, the Fund's performance at net asset value was in line with its peer group, the Lipper International Multi-Cap Value Funds Category average and slightly lagged its benchmark, the MSCI EAFE Index for the six-months ended January 31, 2006. The primary positive driver of our results was favorable security selection. A significant overweighting in the materials sector helped as that part of the market benefited from rising commodity prices. The Fund also benefited from our overweight to Japan, the best performing major market for the period. However, we were hurt somewhat by our overweight exposure to the Telecommunications sector, which was down in absolute terms in addition to being the worst performing sector. Our underweight exposure to the financials sector also detracted from performance.

What was your management strategy during the past six months?

Our basic management strategy remained the same. We continued to focus on finding individual stocks we believed were attractively valued, as we do in all types of market and economic conditions.

A large portion of the portfolio has performed very strongly over the past six months, necessitating significant turnover of holdings, some of which we comment on below. In the aforementioned materials sector, we eliminated our exposure to Placer Dome and trimmed our position in Impala Platinum in keeping with our process of trimming names as they appreciate in value. In the financials sector this meant Deutsche Bank had to be eliminated as were long held Metso, Japan based Makita and Technip of France. We also sold out of our holdings in Swisscom and CLP Holdings. To partially offset these sales, we increased our exposure to Barrick Gold, and initiated our position in Premiere Ag, a German pay TV company, and Central Japan Railway, one of the main Japanese rail operators. We also increased our exposure to Chunghwa Telecom of Taiwan.

What were some positive contributors to the portfolio?

Regionally, our overweight position in Japanese companies helped us, as most of our positions in this country fared quite well. Japan was the best performing major market for the period, but index performance was led by financial companies and what we would consider lower quality companies. A rising tide lifts all boats, so our overweight position helped us absolutely. But being underweight the best performing names in Japan certainly served as a drag on performance from a relative perspective.

From a sector perspective our high exposure to the basic materials companies benefited the portfolio. In particular, exposure to Lonmin, a UK listed platinum company, and Impala Platinum of South Africa, aided returns, as did Barrick Gold of Canada and Anglogold, as both gold and platinum prices continued to move up.

In addition to names in the basic materials sector in Japan, we were helped by strong price appreciation in a number of our Japanese holdings. Sekisui House the home builder performed strongly as did Shiseido the cosmetics company and Nintendo the leading gaming company.

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market conditions and other factors.

                           Semiannual Report  Page 2

Class A Shares--
Average Annual Total Returns as of 1/31/06
--------------------------------------------------------------------------------

                                                   Average Annual
                                              ------------------------
                                                              Since
                                   Cumulative               inception*
                                    6-Month   1-Year 5-Year (12/20/99)
                                   -----------------------------------
          Nuveen NWQ International
            Value Fund
           A Shares at NAV             17.81% 22.58%  8.20%      7.11%
           A Shares at Offer           11.04% 15.54%  6.93%      6.08%
          Lipper International
            Multi-Cap Value Funds
            Category Average/1/        17.76% 22.66%  8.61%      6.35%
          MSCI EAFE Index/2/           18.42% 23.28%  6.21%      2.50%
          ------------------------------------------------------------

* Effective October 7, 2002, based upon the determination of the Fund's Board of Trustees and a shareholder vote, the Fund's sub-adviser and primary investment strategy were changed. The Fund also changed its name from Nuveen International Growth Fund to the Nuveen NWQ International Value Fund.

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For performance current to the most recent month-end, visit www.nuveen.com or call (800) 257-8787.

What were some negative influences on performance?

As mentioned, previously, no doubt telecoms must lead the discussion. We are well aware of the myriad problems facing companies in this industry but simply feel that those problems are more than discounted in their stock prices. This is not dissimilar from our belief on Japanese holdings 3 years ago - tough economy, tough environment, but very cheap stocks. The portfolio management team also holds comfort in the knowledge that it was telecoms that helped us tremendously in the previous year. In addition to telecom holdings, we were also negatively affected by a fall in Premiere Ag, which fell toward the end of 2005 when it lost the rights to broadcast live German soccer in 2006, and Northern Foods of the UK, a chilled foods producer which supplies the major grocery chains in the UK.


--------------------------------------------------------------------------------

1The Lipper peer group returns represent the average annualized total return of the 121, 112, 70 and 45 funds in the Lipper International Multi-Cap Value Funds Category for the respective six-month, one-, five-, and since inception periods ended January 31, 2006. The since inception data for the category represents returns for the period 12/31/99 - 1/31/06, as the returns for the category are calculated on a calendar month basis. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Morgan Stanley Capital International (MSCI) EAFE Index (Europe,
 Australasia, Far East) is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. The since inception data for the index represents returns for the period 12/31/99 - 1/31/06, as the returns for the index are calculated on a calendar month basis. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

                           Semiannual Report  Page 3

--------------------------------------------------------------------------------
  Fund Spotlight as of 1/31/06               Nuveen NWQ International Value Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $29.78   $28.83   $28.85   $29.89
               --------------------------------------------------
               Inception Date 12/20/99 12/20/99 12/20/99 12/20/99
               --------------------------------------------------

Effective October 7, 2002, based upon the determination of the Fund's Board of Trustees and a shareholder vote, the Fund's sub-adviser and primary investment strategy were changed. The Fund also changed its name from Nuveen International Growth Fund to the Nuveen NWQ International Value Fund.

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

                        Average Annual Total Returns as of 1/31/06

                        A Shares                 NAV      Offer
                        ------------------------------------------
                        1-Year                22.58%     15.54%
                        ------------------------------------------
                        5-Year                 8.20%      6.93%
                        ------------------------------------------
                        Since Inception        7.11%      6.08%
                        ------------------------------------------

                        B Shares            w/o CDSC     w/CDSC
                        ------------------------------------------
                        1-Year                21.65%     17.65%
                        ------------------------------------------
                        5-Year                 7.28%      7.13%
                        ------------------------------------------
                        Since Inception        6.22%      6.22%
                        ------------------------------------------

                        C Shares                 NAV
                        ------------------------------------------
                        1-Year                21.63%
                        ------------------------------------------
                        5-Year                 7.30%
                        ------------------------------------------
                        Since Inception        6.24%
                        ------------------------------------------

                        R Shares                 NAV
                        ------------------------------------------
                        1-Year                22.86%
                        ------------------------------------------
                        5-Year                 8.36%
                        ------------------------------------------
                        Since Inception        7.29%
                        ------------------------------------------

                 Top Five Common Stock Holdings/1/
                 Barrick Gold Corporation                 4.5%
                 ---------------------------------------------
                 Chunghwa Telecom Co., Ltd. Sponsored ADR 4.0%
                 ---------------------------------------------
                 KT Corporation, Sponsored ADR            3.7%
                 ---------------------------------------------
                 Premiere AG                              3.1%
                 ---------------------------------------------
                 Magna International Inc., Class A        2.9%
                 ---------------------------------------------

                        Average Annual Total Returns as of 12/31/05

                        A Shares                 NAV      Offer
                        -------------------------------------------
                        1-Year                12.95%      6.46%
                        -------------------------------------------
                        5-Year                 6.17%      4.92%
                        -------------------------------------------
                        Since Inception        6.23%      5.19%
                        -------------------------------------------

                        B Shares            w/o CDSC     w/CDSC
                        -------------------------------------------
                        1-Year                12.07%      8.07%
                        -------------------------------------------
                        5-Year                 5.27%      5.10%
                        -------------------------------------------
                        Since Inception        5.35%      5.35%
                        -------------------------------------------

                        C Shares                 NAV
                        -------------------------------------------
                        1-Year                12.06%
                        -------------------------------------------
                        5-Year                 5.29%
                        -------------------------------------------
                        Since Inception        5.36%
                        -------------------------------------------

                        R Shares                 NAV
                        -------------------------------------------
                        1-Year                13.20%
                        -------------------------------------------
                        5-Year                 6.33%
                        -------------------------------------------
                        Since Inception        6.41%
                        -------------------------------------------

Portfolio Allocation/1/

                                     [CHART]

Common Stocks             88.3%
Short-Term Investments    11.7%


                        Portfolio Statistics
                        Net Assets ($000)       $412,004
                        --------------------------------
                        Number of Common Stocks       56
                        --------------------------------
                        Expense Ratio/2/           1.46%
                        --------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of January 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the six months ended January 31, 2006.

                          Semiannual Report l Page 4

  Fund Spotlight as of 1/31/06               Nuveen NWQ International Value Fund

================================================================================

                          Country Allocation/1/
                          Japan                  25.4%
                          ----------------------------
                          United Kingdom         16.3%
                          ----------------------------
                          Canada                 10.0%
                          ----------------------------
                          South Korea             5.6%
                          ----------------------------
                          Italy                   5.4%
                          ----------------------------
                          Taiwan                  4.0%
                          ----------------------------
                          Germany                 3.1%
                          ----------------------------
                          South Africa            2.9%
                          ----------------------------
                          Portugal                2.7%
                          ----------------------------
                          Finland                 2.7%
                          ----------------------------
                          Belgium                 2.7%
                          ----------------------------
                          Netherlands             2.0%
                          ----------------------------
                          Australia               1.9%
                          ----------------------------
                          Switzerland             1.4%
                          ----------------------------
                          France                  1.4%
                          ----------------------------
                          Papua New Guinea        0.8%
                          ----------------------------
                          Short-Term Investments 11.7%
                          ----------------------------


                  Industries/1/
                  Metals & Mining                        16.5%
                  --------------------------------------------
                  Diversified Telecommunication Services 15.6%
                  --------------------------------------------
                  Oil, Gas & Consumable Fuels             6.3%
                  --------------------------------------------
                  Electric Utilities                      5.3%
                  --------------------------------------------
                  Software                                4.4%
                  --------------------------------------------
                  Food & Staples Retailing                3.8%
                  --------------------------------------------
                  Media                                   3.1%
                  --------------------------------------------
                  Leisure Equipment & Products            2.9%
                  --------------------------------------------
                  Auto Components                         2.9%
                  --------------------------------------------
                  Consumer Finance                        2.9%
                  --------------------------------------------
                  Paper & Forest Products                 2.8%
                  --------------------------------------------
                  Multi-Utilities                         2.8%
                  --------------------------------------------
                  Pharmaceuticals                         2.7%
                  --------------------------------------------
                  Short-Term Investments                 11.7%
                  --------------------------------------------
                  Other                                  16.3%
                  --------------------------------------------

1As a percentage of total holdings as of January 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   Hypothetical Performance
                                            Actual Performance                    (5% return before expenses)
                                  ----------------------------------------  ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares    A Shares  B Shares  C Shares  R Shares
-------------------------------------------------------------------------------------------------------------------
Beginning Account Value (8/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00   $1,000.00 $1,000.00 $1,000.00 $1,000.00
-------------------------------------------------------------------------------------------------------------------
Ending Account Value (1/31/06)    $1,178.10 $1,173.90 $1,173.70 $1,179.60   $1,017.85 $1,014.06 $1,014.06 $1,019.11
-------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    8.02 $   12.11 $   12.11 $    6.65   $    7.43 $   11.22 $   11.22 $    6.16
-------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.46%, 2.21%, 2.21% and 1.21% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                           Semiannual Report  Page 5

  Portfolio Manager's Comments for the Nuveen Rittenhouse Growth Fund

  We recently spoke with James Jolinger, co-portfolio manager of the Nuveen Rittenhouse Growth Fund. James is director of research for Rittenhouse Asset Management, Inc., an affiliate of Nuveen Investments, Inc. James offered his thoughts on the performance of the Fund for the six-month period ended January 31, 2006.

--------------------------------------------------------------------------------
How did the Fund perform during the past six months?

High-quality, large-capitalization growth stocks continued to be out of favor during the six months ended January 31, 2006, hindering the Fund's performance. As shown in the table on the next page, the Fund's performance at net asset value underperformed its benchmarks, the S&P 500 Index and the Russell 1000 Growth Index, as well as its peer group, the Lipper Large-Cap Growth Funds Category Average.

In addition to the unfavorable market backdrop for high-quality, large-cap growth stocks, disappointing stock selection in the technology, healthcare, and consumer-oriented parts of the market also hurt the Fund. An underweighting on average in the strong-performing energy sector also detracted. On the positive side, we saw strong results from a number of our individual portfolio holdings, which we discuss in more detail later.

What was your portfolio management strategy, and how did you apply that strategy during the period?

During the past six months, we remained committed to owning large-cap, high-quality, growth-oriented stocks. As longtime shareholders know very well, however, the past several years have been difficult for these types of stocks, as smaller-capitalization and value-oriented names have repeatedly outperformed their large-cap growth counterparts.

We did make several tactical changes in response to recent market conditions. One change was to gradually increase the portfolio's exposure to cyclical stocks, especially in the industrials sector. For instance, we established new holdings in toolmaker Illinois Tool Works and in conglomerate Honeywell International. We believed these stocks could benefit from increased business investment. We also noted several catalysts that could boost the companies' share prices, including healthy overseas market growth and economic expansion. By taking advantage of a temporary downturn in the industrial sector last fall, we were able to invest in these stocks at what we believed were attractive valuations.

We also looked to add to our holdings in consumer-oriented companies with strong business models that we believed could continue to capture market share from their rivals. Accordingly, we added a position in Starbucks, the omnipresent coffee retailer.

A third change was to gradually establish a meaningful position in the energy sector. We came to share the market's view that tight energy supplies coupled with reasonably healthy demand provided a favorable fundamental backdrop for the sector. In the weeks after Hurricanes Katrina and Rita, we took advantage of temporarily lower stock prices to initiate positions in oil services company Baker Hughes and French integrated energy firm Total. Both names did well for the Fund as the period progressed.

(After the end of the reporting period it was announced that the Fund had moderately modified its investment process. The portfolio management team will now supplement fundamental research with a greater emphasis on quantitative analysis in the security selection and portfolio construction processes. Through this combination of fundamental and quantitative analysis, the Fund will now seek to invest in 50-80 stocks within industries that have a

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market conditions and other factors.

                           Semiannual Report  Page 6

Class A Shares--
Average Annual Total Returns as of 1/31/06
--------------------------------------------------------------------------------

                                                     Average Annual
                                                ------------------------
                                                                Since
                                     Cumulative               inception
                                      6-Month   1-Year 5-Year (12/31/97)
                                     -----------------------------------
        Nuveen Rittenhouse
          Growth Fund
         A Shares at NAV                 -0.96%  1.62% -5.68%      0.47%
         A Shares at Offer               -6.67% -4.21% -6.78%     -0.26%
        Lipper Large-Cap Growth
          Funds Category Average/1/       6.42% 13.14% -3.85%      3.75%
        Russell 1000 Growth Index/2/      3.91% 10.81% -4.53%      2.44%
        S&P 500 Index/3/                  4.68% 10.38%  0.37%      5.08%
        ----------------------------------------------------------------

Returns quoted represent past performance, which is no guarantee of future results. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 5.75% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.
demonstrated leadership position and offer the best mix of sustained growth opportunities at reasonable valuations. The Fund expects that its portfolio turnover on a going forward basis will be somewhat higher than in the past, and will likely range from 40-100% annually.)

What stocks underperformed during the past six months?

Some of our weakest performers were in the technology sector. Personal computer maker Dell was a significant detractor, as the company saw its market share fall to rival Hewlett-Packard and other competitors. Another disappointment was semiconductor maker Intel, which fell in large part because of strong competition and a decline in the company's profit margins. We sold our stake in Intel because we believed that its troubles were likely to persist for some time. A third technology laggard was Oracle, a developer of database and other business software applications. Despite Oracle's reasonably healthy earnings growth, the market apparently was skeptical about the sustainability of that growth, as well as about the value of some of the company's recent acquisitions.

Elsewhere, biotechnology leader Amgen disappointed. Investors took profits after the company's strong run prior to the start of the six-month period. They also expressed concern about rising competition and the strength of Amgen's new-drug pipeline - specifically, whether some of the company's drugs nearing approval would sufficiently boost future earnings. Johnson & Johnson, a maker of personal-care products, also lagged, largely because of weaker-than-expected growth in its pharmaceutical business. Of final note, home-products retailer Bed Bath & Beyond was hurt by negative investor sentiment about the housing market, consumer spending and greater competition from a key competitor.

What stocks in the portfolio performed well?

The Fund benefited from its position in QUALCOMM, maker of a widely used wireless communications technology that increasingly has become the standard used in mobile telephones and other devices. The consumer staples names


--------------------------------------------------------------------------------

1The Lipper peer group returns represent the average annualized total return of the 718, 684, 472 and 254 funds in the Lipper Large-Cap Growth Funds Category for the respective six-month, one-, five-, and since inception periods ended January 31, 2006. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.
2The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
3The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The index returns assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.

                           Semiannual Report  Page 7
mentioned earlier - Starbucks, Pepsi, and Procter & Gamble - all gained ground as well, in part because of product innovations that helped the companies pick up market share.

In healthcare, insurance and HMO company UnitedHealth Group continued to help the Fund's performance, despite correcting somewhat late in the period. UnitedHealth gained on better-than-expected profit margins and pricing power. In technology, software giant Microsoft did well, as investors began to discount the boost to earnings expected from Vista, the long-awaited Windows operating system scheduled for release in 2006. In financials, insurance provider American International Group (AIG) and financial services company Citigroup both outperformed. AIG rose as investors seemingly became more confident that the company's management and accounting questions were behind it, while Citigroup gained ground after reporting stronger-than-expected third-quarter earnings.


                           Semiannual Report  Page 8

--------------------------------------------------------------------------------
  Fund Spotlight as of 1/31/06                    Nuveen Rittenhouse Growth Fund

================================================================================

               Quick Facts
                              A Shares B Shares C Shares R Shares
               --------------------------------------------------
               NAV              $20.72   $19.51   $19.52   $21.14
               --------------------------------------------------
               Inception Date 12/31/97 12/31/97 12/31/97 12/31/97
               --------------------------------------------------

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Fund returns assume reinvestment of dividends and capital gains. Class A shares have a 5.75% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect a voluntary expense limitation by the Fund's investment adviser which may be modified or discontinued at any time without notice.

                        Average Annual Total Returns as of 1/31/06

                        A Shares                 NAV      Offer
                        ------------------------------------------
                        1-Year                 1.62%     -4.21%
                        ------------------------------------------
                        5-Year                -5.68%     -6.78%
                        ------------------------------------------
                        Since Inception        0.47%     -0.26%
                        ------------------------------------------

                        B Shares            w/o CDSC     w/CDSC
                        ------------------------------------------
                        1-Year                 0.83%     -3.17%
                        ------------------------------------------
                        5-Year                -6.38%     -6.57%
                        ------------------------------------------
                        Since Inception       -0.26%     -0.26%
                        ------------------------------------------

                        C Shares                 NAV
                        ------------------------------------------
                        1-Year                 0.83%
                        ------------------------------------------
                        5-Year                -6.39%
                        ------------------------------------------
                        Since Inception       -0.26%
                        ------------------------------------------

                        R Shares                 NAV
                        ------------------------------------------
                        1-Year                 1.83%
                        ------------------------------------------
                        5-Year                -5.45%
                        ------------------------------------------
                        Since Inception        0.72%
                        ------------------------------------------

                         Top Five Common Stock Holdings/1/
                         Microsoft Corporation      5.1%
                         ---------------------------------
                         General Electric Company   4.3%
                         ---------------------------------
                         Oracle Corporation         3.9%
                         ---------------------------------
                         Wal-Mart Stores, Inc.      3.8%
                         ---------------------------------
                         Johnson & Johnson          3.8%
                         ---------------------------------

                        Average Annual Total Returns as of 12/31/05

                        A Shares                 NAV      Offer
                        -------------------------------------------
                        1-Year                 0.29%     -5.46%
                        -------------------------------------------
                        5-Year                -6.07%     -7.18%
                        -------------------------------------------
                        Since Inception        0.51%     -0.23%
                        -------------------------------------------

                        B Shares            w/o CDSC     w/CDSC
                        -------------------------------------------
                        1-Year                -0.41%     -4.39%
                        -------------------------------------------
                        5-Year                -6.78%     -6.97%
                        -------------------------------------------
                        Since Inception       -0.24%     -0.24%
                        -------------------------------------------

                        C Shares                 NAV
                        -------------------------------------------
                        1-Year                -0.46%
                        -------------------------------------------
                        5-Year                -6.78%
                        -------------------------------------------
                        Since Inception       -0.23%
                        -------------------------------------------

                        R Shares                 NAV
                        -------------------------------------------
                        1-Year                 0.57%
                        -------------------------------------------
                        5-Year                -5.85%
                        -------------------------------------------
                        Since Inception        0.76%
                        -------------------------------------------

Portfolio Allocation/1/

                                    [CHART]

Common Stocks             94.7%
Short-Term Investments     5.3%

           Portfolio Statistics
           Net Assets ($000)                                 $162,275
           ----------------------------------------------------------
           Average Market Capitalization (Common Stocks) $104 Billion
           ----------------------------------------------------------
           Number of Common Stocks                                 39
           ----------------------------------------------------------
           Expense Ratio/2/                                     1.54%
           ----------------------------------------------------------

--------------------------------------------------------------------------------
1As a percentage of total holdings as of January 31, 2006. Holdings are subject to change.
2Class A shares after credit/reimbursement for the six months ended January 31, 2006.

                          Semiannual Report l Page 9

  Fund Spotlight as of 1/31/06                    Nuveen Rittenhouse Growth Fund

================================================================================


Industries/1/
Software                          9.0%
--------------------------------------
Pharmaceuticals                   7.9%
--------------------------------------
Food & Staples Retailing          6.3%
--------------------------------------
Health Care Providers & Services  5.5%
--------------------------------------
Multiline Retail                  5.3%
--------------------------------------
Communications Equipment          5.2%
--------------------------------------
Commercial Banks                  4.4%
--------------------------------------
Industrial Conglomerates          4.3%
--------------------------------------
Household Products                4.2%
--------------------------------------
Media                             4.1%
--------------------------------------
Semiconductors & Equipment        4.1%
--------------------------------------
Specialty Retail                  3.9%
--------------------------------------
Aerospace & Defense               3.8%
--------------------------------------
Health Care Equipment & Supplies  3.5%
--------------------------------------
Computers & Peripherals           3.0%
--------------------------------------
Biotechnology                     2.9%
--------------------------------------
Diversified Financial Services    2.8%
--------------------------------------
Short-Term Investments            5.3%
--------------------------------------
Other                            14.5%
--------------------------------------

1As a percentage of total holdings as of January 31, 2006. Holdings are subject to change.

--------------------------------------------------------------------------------
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses incurred on your account during this period.

The information under "Hypothetical Performance," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   Hypothetical Performance
                                            Actual Performance                    (5% return before expenses)
                                  ----------------------------------------  ---------------------------------------

                                   A Shares  B Shares  C Shares  R Shares    A Shares  B Shares  C Shares  R Shares
-------------------------------------------------------------------------------------------------------------------
Beginning Account Value (8/01/05) $1,000.00 $1,000.00 $1,000.00 $1,000.00   $1,000.00 $1,000.00 $1,000.00 $1,000.00
-------------------------------------------------------------------------------------------------------------------
Ending Account Value (1/31/06)    $  990.40 $  986.80 $  986.40 $  991.60   $1,017.44 $1,013.66 $1,013.66 $1,018.70
-------------------------------------------------------------------------------------------------------------------
Expenses Incurred During Period   $    7.73 $   11.47 $   11.47 $    6.48   $    7.83 $   11.62 $   11.62 $    6.56
-------------------------------------------------------------------------------------------------------------------

For each class of the Fund, expenses are equal to the Fund's annualized expense ratio of 1.54%, 2.29%, 2.29% and 1.29% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                          Semiannual Report  Page 10

Portfolio of Investments (Unaudited)
NUVEEN NWQ INTERNATIONAL VALUE FUND
January 31, 2006

   Shares Description                                                         Value
-----------------------------------------------------------------------------------
          COMMON STOCKS - 86.5%

          Aerospace & Defense - 0.7%

   63,400 Thales S.A.                                                  $  3,066,981
-----------------------------------------------------------------------------------
          Air Freight & Logistics - 1.4%

  171,720 TNT N.V., ADR                                                   5,632,416
-----------------------------------------------------------------------------------
          Auto Components - 2.8%

  156,500 Magna International Inc., Class A                              11,581,000
-----------------------------------------------------------------------------------
          Beverages - 1.3%

  438,833 Kirin Brewery Company, Limited, ADR                             5,489,801
-----------------------------------------------------------------------------------
          Commercial Services & Supplies - 2.2%

  184,192 Dai Nippon Printing Co., Ltd., ADR                              6,655,557

  110,000 Toppan Printing Company Limited                                 1,487,234

   14,980 Toppan Printing Company Limited, ADR                            1,014,747
-----------------------------------------------------------------------------------
          Total Commercial Services & Supplies                            9,157,538
          ------------------------------------------------------------------------
          Consumer Finance - 2.8%

  191,900 Takefuji Corporation                                           11,549,499
-----------------------------------------------------------------------------------
          Diversified Telecommunication Services - 15.3%

  348,640 Belgacom S.A.                                                  10,739,521

  858,802 Chunghwa Telecom Co., Ltd., Sponsored ADR                      15,990,893

  710,158 KT Corporation, Sponsored ADR                                  14,991,435

  318,400 Nippon Telegraph and Telephone Corporation, ADR                 7,399,616

  304,879 Telecom Italia S.p.A., Sponsored ADR                            7,179,900

2,913,000 Telecom Italia S.p.A.                                           6,867,077
-----------------------------------------------------------------------------------
          Total Diversified Telecommunication Services                   63,168,442
          ------------------------------------------------------------------------
          Electric Utilities - 5.2%

    4,780 Areva CI                                                        2,746,799

  248,446 EDP - Energias de Portugal S.A., Sponsored ADR                  8,183,811

  844,000 EDP - Energias de Portugal S.A. (WI/DD, Settling 2/06/06)       2,779,339

  341,725 Korea Electric Power Corporation, Sponsored ADR                 7,763,992
-----------------------------------------------------------------------------------
          Total Electric Utilities                                       21,473,941
          ------------------------------------------------------------------------
          Electronic Equipment & Instruments - 1.5%

   68,752 Kyocera Corporation, Sponsored ADR                              6,077,677
-----------------------------------------------------------------------------------
          Food & Staples Retailing - 3.7%

  353,031 J. Sainsbury plc, Sponsored ADR                                 7,625,470

3,226,000 Northern Foods PLC                                              7,776,412
-----------------------------------------------------------------------------------
          Total Food & Staples Retailing                                 15,401,882
          ------------------------------------------------------------------------
          Household Durables - 2.0%

   33,000 Sekisui House Limited                                             514,249

  491,604 Sekisui House Limited, Sponsored ADR                            7,570,702
-----------------------------------------------------------------------------------
          Total Household Durables                                        8,084,951
          ------------------------------------------------------------------------
          Industrial Conglomerates - 1.0%

  184,250 Tomkins plc, Sponsored ADR                                      4,057,185
-----------------------------------------------------------------------------------
          Insurance - 0.6%

  163,826 Aegon N.V.                                                      2,644,152
-----------------------------------------------------------------------------------

----
11

Portfolio of Investments (Unaudited)
NUVEEN NWQ INTERNATIONAL VALUE FUND (continued)
January 31, 2006

 Shares Description                                                         Value
---------------------------------------------------------------------------------
        Leisure Equipment & Products - 2.8%

223,580 Fuji Photo Film Company Limited, ADR                         $  7,751,519

111,800 Fuji Photo Film Company Limited                                 3,831,346
---------------------------------------------------------------------------------
        Total Leisure Equipment & Products                             11,582,865
        ------------------------------------------------------------------------
        Media - 3.1%

729,600 Premiere AG, (1) (DDI, Settling 2/07/06)                       12,571,606
---------------------------------------------------------------------------------
        Metals & Mining - 16.1%

324,200 Alumina Limited                                                 1,846,143

246,800 Alumina Limited, Sponsored ADR                                  5,701,080

 36,000 Anglo American PLC, ADR                                         1,401,480

177,400 Anglo American PLC                                              6,816,838

130,200 AngloGold Ashanti Limited, Sponsored ADR                        7,965,636

579,485 Barrick Gold Corporation                                       18,230,598

  5,300 Impala Platinum Holdings Limited                                  918,393

 67,520 Impala Platinum Holdings Limited, Sponsored ADR                 2,911,996

500,000 Ivanhoe Mines Limited, (1)                                      4,140,000

 84,800 Lihir Gold Limited, Sponsored ADR, (1)                          3,181,696

204,100 Lonmin PLC, Sponsored ADR                                       7,551,700

207,400 Xstrata PLC                                                     5,818,567
---------------------------------------------------------------------------------
        Total Metals & Mining                                          66,484,127
        ------------------------------------------------------------------------
        Multi-Utilities - 2.7%

304,700 United Utilities PLC, Sponsored ADR                             7,446,868

304,000 United Utilties PLC                                             3,661,321
---------------------------------------------------------------------------------
        Total Multi-Utilities                                          11,108,189
        ------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 6.2%

 83,250 Eni S.p.A., Sponsored ADR                                       5,049,113

 84,800 Eni S.p.A.                                                      2,563,752

161,168 Royal Dutch Shell PLC, Class B, ADR                            11,571,862

 78,239 Suncor Energy, Inc.                                             6,268,509
---------------------------------------------------------------------------------
        Total Oil, Gas & Consumable Fuels                              25,453,236
        ------------------------------------------------------------------------
        Paper & Forest Products - 2.7%

445,000 Stora Enso Oyj, R Shares                                        6,169,861

362,800 Stora Enso Oyj, Sponsored ADR                                   5,021,152
---------------------------------------------------------------------------------
        Total Paper & Forest Products                                  11,191,013
        ------------------------------------------------------------------------
        Personal Products - 1.8%

382,679 Shiseido Company Limited, Sponsored ADR                         7,290,035
---------------------------------------------------------------------------------
        Pharmaceuticals - 2.7%

534,100 Daiichi Sankyo Company Limited                                 11,064,004
---------------------------------------------------------------------------------
        Road & Rail - 1.9%

    770 Central Japan Railway Company                                   7,876,902
---------------------------------------------------------------------------------
        Semiconductors & Equipment - 0.8%

106,300 NEC Electronics Corporation                                     3,497,873
---------------------------------------------------------------------------------

----
12

   Shares Description                                                         Value
-----------------------------------------------------------------------------------
          Software - 4.3%

1,787,100 Misys PLC                                                    $  7,749,418

    7,500 Nintendo Co., Ltd.                                              1,028,729

  517,214 Nintendo Co., Ltd., ADR                                         8,818,497
-----------------------------------------------------------------------------------
          Total Software                                                 17,596,644
          ------------------------------------------------------------------------
          Textiles, Apparel & Luxury Goods - 0.9%

   51,646 Wacoal Corp., ADR                                               3,527,422
-----------------------------------------------------------------------------------
          Total Common Stocks (cost $313,445,219)                       356,629,381
          ------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity        Value
------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 11.5%
     $47,285 Repurchase Agreement with State Street Bank, dated 1/31/06,  4.150%  2/01/06   47,284,650
              repurchase price $47,290,101, collateralized by
              $39,480,000 U.S. Treasury Bonds, 6.125%, due 8/15/29,
              valued at $48,233,190
------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $47,284,650)                                47,284,650
             ----------------------------------------------------------------------------------------
             Total Investments (cost $360,729,869) - 98.0%                                 403,914,031
             ----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.0%                                            8,089,791
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $412,003,822
             ----------------------------------------------------------------------------------------

     WI/DD Investment purchased on a when-issued or delayed delivery basis.
       DDI Portion of the investment purchased on a delayed delivery basis. ADR American Depositary Receipt.
       (1) Non-income producing.

                                See accompanying notes to financial statements.

----
13

Portfolio of Investments (Unaudited)
NUVEEN RITTENHOUSE GROWTH FUND
January 31, 2006

 Shares Description                                                         Value
---------------------------------------------------------------------------------
        COMMON STOCKS - 95.3%

        Aerospace & Defense - 3.8%

 90,000 Honeywell International Inc.                                 $  3,457,800

 46,000 United Technologies Corporation                                 2,685,020
---------------------------------------------------------------------------------
        Total Aerospace & Defense                                       6,142,820
        ------------------------------------------------------------------------
        Beverages - 1.6%

 44,000 PepsiCo, Inc.                                                   2,515,920
---------------------------------------------------------------------------------
        Biotechnology - 3.0%

 66,000 Amgen Inc., (1)                                                 4,810,740
---------------------------------------------------------------------------------
        Capital Markets - 1.3%

 36,000 Morgan Stanley                                                  2,212,200
---------------------------------------------------------------------------------
        Commercial Banks - 4.5%

 90,000 Bank of New York Company, Inc.                                  2,862,900

 70,000 Wells Fargo & Company                                           4,365,200
---------------------------------------------------------------------------------
        Total Commercial Banks                                          7,228,100
        ------------------------------------------------------------------------
        Commercial Services & Supplies - 1.8%

 70,000 Cintas Corporation                                              2,982,000
---------------------------------------------------------------------------------
        Communications Equipment - 5.3%

267,000 Cisco Systems, Inc., (1)                                        4,958,190

 75,000 QUALCOMM Inc.                                                   3,597,000
---------------------------------------------------------------------------------
        Total Communications Equipment                                  8,555,190
        ------------------------------------------------------------------------
        Computers & Peripherals - 3.1%

169,000 Dell Inc., (1)                                                  4,953,390
---------------------------------------------------------------------------------
        Diversified Financial Services - 2.8%

 99,000 Citigroup Inc.                                                  4,611,420
---------------------------------------------------------------------------------
        Energy Equipment & Services - 2.1%

 45,000 Baker Hughes Incorporated                                       3,484,800
---------------------------------------------------------------------------------
        Food & Staples Retailing - 6.4%

133,000 Sysco Corporation                                               4,080,440

135,000 Wal-Mart Stores, Inc.                                           6,224,850
---------------------------------------------------------------------------------
        Total Food & Staples Retailing                                 10,305,290
        ------------------------------------------------------------------------
        Health Care Equipment & Supplies - 3.6%

102,500 Medtronic, Inc.                                                 5,788,175
---------------------------------------------------------------------------------
        Health Care Providers & Services - 5.6%

 78,500 Medco Health Solutions, Inc., (1)                               4,246,850

 81,000 UnitedHealth Group Incorporated                                 4,813,020
---------------------------------------------------------------------------------
        Total Health Care Providers & Services                          9,059,870
        ------------------------------------------------------------------------
        Hotels, Restaurants & Leisure - 2.3%

 40,000 Carnival Corporation                                            2,070,400

 50,000 Starbucks Corporation, (1)                                      1,585,000
---------------------------------------------------------------------------------
        Total Hotels, Restaurants & Leisure                             3,655,400
        ------------------------------------------------------------------------

----
14

 Shares Description                                                         Value
---------------------------------------------------------------------------------
        Household Products - 4.2%

 70,000 Colgate-Palmolive Company                                    $  3,842,300

 51,000 Procter & Gamble Company                                        3,020,730
---------------------------------------------------------------------------------
        Total Household Products                                        6,863,030
        ------------------------------------------------------------------------
        Industrial Conglomerates - 4.3%

215,000 General Electric Company                                        7,041,250
---------------------------------------------------------------------------------
        Insurance - 2.4%

 59,000 American International Group, Inc.                              3,862,140
---------------------------------------------------------------------------------
        Machinery - 1.2%

 25,000 Illinois Tool Works Inc.                                        2,107,250
---------------------------------------------------------------------------------
        Media - 4.2%

 24,000 Omnicom Group Inc.                                              1,962,960

190,000 Walt Disney Company                                             4,808,900
---------------------------------------------------------------------------------
        Total Media                                                     6,771,860
        ------------------------------------------------------------------------
        Multiline Retail - 5.3%

100,000 Kohl's Corporation, (1)                                         4,439,000

 76,000 Target Corporation                                              4,161,000
---------------------------------------------------------------------------------
        Total Multiline Retail                                          8,600,000
        ------------------------------------------------------------------------
        Oil, Gas & Consumable Fuels - 1.4%

 18,000 Total S.A., Sponsored ADR                                       2,489,940
---------------------------------------------------------------------------------
        Pharmaceuticals - 8.0%

 54,500 Eli Lilly and Company                                           3,085,790

107,000 Johnson & Johnson                                               6,156,780

 67,000 Norvatis AG, ADR                                                3,695,720
---------------------------------------------------------------------------------
        Total Pharmaceuticals                                          12,938,290
        ------------------------------------------------------------------------
        Semiconductors & Equipment - 4.1%

100,000 Linear Technology Corporation                                   3,721,000

100,000 Texas Instruments Incorporated                                  2,923,000
---------------------------------------------------------------------------------
        Total Semiconductors & Equipment                                6,644,000
        ------------------------------------------------------------------------
        Software - 9.1%

298,000 Microsoft Corporation                                           8,388,700

505,000 Oracle Corporation, (1)                                         6,347,850
---------------------------------------------------------------------------------
        Total Software                                                 14,736,550
        ------------------------------------------------------------------------
        Specialty Retail - 3.9%

 83,500 Bed Bath and Beyond Inc., (1)                                   3,123,735

 50,000 Lowe's Companies, Inc.                                          3,177,500
---------------------------------------------------------------------------------
        Total Specialty Retail                                          6,301,235
        ------------------------------------------------------------------------
        Total Common Stocks (cost $165,419,779)                       154,660,860
        ------------------------------------------------------------------------

----
15

Portfolio of Investments (Unaudited)
NUVEEN RITTENHOUSE GROWTH FUND (continued)
January 31, 2006


   Principal
Amount (000) Description                                                  Coupon Maturity         Value
-------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 5.4%
      $8,706 Repurchase Agreement with State Street Bank, dated 1/31/06,   4.15%   2/1/06 $  8,706,277
              repurchase price $8,707,281, collateralized by $8,960,000
              U.S. Treasury Bills, 0.000%, due 4/13/06, valued at
              $8,883,840
-------------------------------------------------------------------------------------------------------
------------
             Total Short-Term Investments (cost $8,706,277)                                  8,706,277
             ----------------------------------------------------------------------------------------
             Total Investments (cost $174,126,056) - 100.7%                                163,367,137
             ----------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (0.7)%                                         (1,091,822)
             ----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $162,275,315
             ----------------------------------------------------------------------------------------

          ADR American Depositary Receipt.
          (1) Non-income producing.

                                See accompanying notes to financial statements.

----
16

Statement of Assets and Liabilities (Unaudited)
January 31, 2006

                                                                                        NWQ
                                                                              International   Rittenhouse
                                                                                      Value        Growth
---------------------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $313,445,219 and $165,419,779, respectively)      $356,629,381  $154,660,860
Short-term investments (at cost, which approximates market value)               47,284,650     8,706,277
Cash denominated in foreign currencies (cost $5,338,412 and $0, respectively)    5,304,413            --
Receivables:
  Dividends and interest                                                           997,993        73,034
  Reclaims                                                                           9,638            --
  Shares sold                                                                   10,493,524        20,305
Other assets                                                                        98,935       104,214
---------------------------------------------------------------------------------------------------------
    Total assets                                                               420,818,534   163,564,690
---------------------------------------------------------------------------------------------------------
Liabilities
Payables:
  Investments purchased                                                          8,018,079            --
  Shares redeemed                                                                  346,343       736,805
Accrued expenses:
  Management fees                                                                  315,317       137,460
  12b-1 distribution and service fees                                               95,207       108,181
Other                                                                               39,766       306,929
---------------------------------------------------------------------------------------------------------
    Total liabilities                                                            8,814,712     1,289,375
---------------------------------------------------------------------------------------------------------
Net assets                                                                    $412,003,822  $162,275,315
---------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                                    $152,152,596  $ 33,662,441
Shares outstanding                                                               5,109,248     1,624,763
Net asset value per share                                                     $      29.78  $      20.72
Offering price per share (net asset value per share plus
 maximum sales charge of 5.75% of offering price)                             $      31.60  $      21.98
---------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                                    $ 13,502,076  $ 63,162,135
Shares outstanding                                                                 468,303     3,237,982
Net asset value and offering price per share                                  $      28.83  $      19.51
---------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                                    $ 72,885,965  $ 51,771,437
Shares outstanding                                                               2,526,024     2,652,455
Net asset value and offering price per share                                  $      28.85  $      19.52
---------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                                    $173,463,185  $ 13,679,302
Shares outstanding                                                               5,802,803       647,133
Net asset value and offering price per share                                  $      29.89  $      21.14
---------------------------------------------------------------------------------------------------------

Net Assets Consist of:
---------------------------------------------------------------------------------------------------------
Capital paid-in                                                               $368,136,374  $257,965,791
Undistributed (Over-distribution of) net investment income                        (271,733)     (683,908)
Accumulated net realized gain (loss) from investments and
  foreign currency transactions                                                    934,421   (84,247,649)
Net unrealized appreciation (depreciation) of investments and
 translation of assets and liabilities denominated in foreign currencies        43,204,760   (10,758,919)
---------------------------------------------------------------------------------------------------------
Net assets                                                                    $412,003,822  $162,275,315
---------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
17

Statement of Operations (Unaudited)
Six Months Ended January 31, 2006

                                                                                       NWQ
                                                                             International   Rittenhouse
                                                                                     Value        Growth
--------------------------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign tax withheld of $231,595 and $4,799, respectively)   $ 2,081,541  $ 1,079,041
Interest                                                                           398,429      108,821
--------------------------------------------------------------------------------------------------------
Total investment income                                                          2,479,970    1,187,862
--------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                  1,175,321      760,373
12b-1 service fees - Class A                                                       115,910       46,550
12b-1 distribution and service fees - Class B                                       56,075      357,736
12b-1 distribution and service fees - Class C                                      224,524      291,922
Shareholders' servicing agent fees and expenses                                    121,393      274,897
Custodian's fees and expenses                                                       33,424       25,992
Trustees' fees and expenses                                                          2,430        5,125
Professional fees                                                                    9,456       10,491
Shareholders' reports - printing and mailing expenses                               23,016       81,728
Federal and state registration fees                                                  8,777       10,893
Other expenses                                                                       4,180        6,081
--------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                       1,774,506    1,871,788
  Custodian fee credit                                                                (283)         (18)
--------------------------------------------------------------------------------------------------------
Net expenses                                                                     1,774,223    1,871,770
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                       705,747     (683,908)
--------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
  Investments                                                                   12,253,594    1,959,606
  Foreign currency transactions                                                   (315,477)          --
Net change in unrealized appreciation (depreciation) of:
  Investments                                                                   27,884,555   (3,838,601)
  Translation of assets and liabilities denominated in foreign currencies           29,073           --
--------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                         39,851,745   (1,878,995)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                          $40,557,492  $(2,562,903)
--------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
18

Statement of Changes in Net Assets (Unaudited)


                                                       NWQ International Value           Rittenhouse Growth
                                                   ------------------------------  ------------------------------
                                                   Six Months Ended     Year Ended Six Months Ended     Year Ended
                                                            1/31/06        7/31/05          1/31/06        7/31/05
------------------------------------------------------------------------------------------------------------------
Operations
Net investment income (loss)                           $    705,747  $    884,447      $   (683,908) $   (497,733)
Net realized gain (loss) from:
 Investments                                             12,253,594     3,068,996         1,959,606     6,530,970
 Foreign currency transactions                             (315,477)       44,270                --            --
Net change in unrealized appreciation
 (depreciation) of:
 Investments                                             27,884,555     8,496,357        (3,838,601)    9,926,527
 Translation of assets and liabilities
   denominated in foreign currencies                         29,073       (17,463)               --            --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                              40,557,492    12,476,607        (2,562,903)   15,959,764
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
 Class A                                                   (698,940)     (169,027)               --            --
 Class B                                                         --        (5,553)               --            --
 Class C                                                         --        (8,267)               --            --
 Class R                                                   (976,231)     (353,485)               --            --
------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distribution to
 shareholders                                            (1,675,171)     (536,332)               --            --
------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Proceeds from sale of shares                            262,648,645   105,551,179         3,142,362    10,559,524
Proceeds from shares issued to shareholders
 due to reinvestment of distributions                     1,483,159       339,596                --            --
------------------------------------------------------------------------------------------------------------------
                                                        264,131,804   105,890,775         3,142,362    10,559,524
Cost of shares redeemed                                 (18,536,433)  (28,114,735)      (40,227,650)  (95,781,958)
Redemption fees                                               9,428         4,426                --            --
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
 share transactions                                     245,604,799    77,780,466       (37,085,288)  (85,222,434)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                   284,487,120    89,720,741       (39,648,191)  (69,262,670)
Net assets at the beginning of period                   127,516,702    37,795,961       201,923,506   271,186,176
------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                        $412,003,822  $127,516,702      $162,275,315  $201,923,506
------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net
 investment income at the end of period                $   (271,733) $    697,691      $   (683,908) $         --
------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
19

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Investment Trust II (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen NWQ International Value Fund ("NWQ International Value") and Nuveen Rittenhouse Growth Fund ("Rittenhouse Growth") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust in 1997.

NWQ International Value invests in foreign equity securities, including foreign equity securities traded on foreign exchanges and U.S.-traded American Depositary Receipts in an attempt to provide long-term capital appreciation.

Rittenhouse Growth ordinarily invests at least 65% of its total assets in equity securities of large-capitalization companies with a high financial strength rating and a history of consistent and predictable earnings growth in an attempt to provide long-term growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. When price quotes are not readily available, are deemed not to be reliable, or events or circumstances have occurred between the time the market quotation was determined and the time at which the Funds' value their securities, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. In establishing a fair value, the Board of Trustees, or its designee, will use a wide variety of market data including prices of comparable securities, indications of value from security dealers, general market conditions and other information and analysis. The Trust has also retained an independent pricing service to assist in the fair valuation process for stocks principally traded in a foreign market. If a security is valued at fair value, the fair value may be different from the last quoted market price. Securities which are fair valued at period end will be noted in the Portfolio of Investments. Short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the delayed delivery purchase commitments. At January 31, 2006, NWQ International Value had outstanding delayed delivery purchase commitments of $5,300,703. There were no such outstanding purchase commitments in Rittenhouse Growth.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Dividends from net investment income and net realized capital gains from investment transactions, if any, are declared and distributed to shareholders annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
20

NWQ International Value imposes a 2% redemption fee on certain redemptions or exchange transactions within 30 days of acquisition. During the six months ended January 31, 2006, $9,428 of redemption fees were imposed on shares redeemed and were recorded as an increase to the Fund's capital paid-in.

Derivative Financial Instruments
The Funds may invest in options, forward and futures contracts, which are sometimes referred to as derivative transactions. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended January 31, 2006.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Foreign Currency Translations
To the extent that NWQ International Value invests in securities that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments in securities denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and dividend income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

Foreign Currency Transactions
NWQ International Value may engage in foreign currency exchange transactions in connection with its portfolio investments and assets and liabilities denominated in foreign currencies. The Fund may engage in foreign currency forward, options and futures contracts. The Fund will enter into foreign currency transactions for hedging and other permissible risk management purposes only. If the Fund invests in a currency futures or options contract, it must make a margin deposit to secure performance of such contract. With respect to investments in currency futures contracts, the Fund may also be required to make a variation margin deposit because the value of futures contracts fluctuates daily. In addition, the Fund may segregate assets to cover its futures contracts obligations.

The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities and other assets and liabilities will decline in value due to changes in foreign currency exchange rates. All foreign currency forward contracts, options and futures transactions are valued daily at the applicable market rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The contractual amounts of forward foreign currency exchange contracts does not necessarily represent the amounts potentially subject to risk. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Fund did not enter into any foreign currency forward, options or futures contracts during the six months ended January 31, 2006.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.


----
21

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                 NWQ International Value
                                                    -------------------------------------------------
                                                        Six Months Ended            Year Ended
                                                            1/31/06                   7/31/05
                                                    -----------------------  ------------------------
                                                        Shares        Amount      Shares        Amount
------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                           3,182,810  $ 88,754,863   2,338,785  $ 57,459,402
  Class A - automatic conversion of Class B shares      3,036        82,094          --            --
  Class B                                             104,421     2,801,346     194,486     4,633,874
  Class C                                           1,463,059    39,214,097     894,747    21,300,175
  Class R                                           4,710,093   131,796,245     925,353    22,157,728
Shares issued to shareholders due to reinvestment
 of distributions:
  Class A                                              18,347       519,033       5,354       133,577
  Class B                                                  --            --         116         2,804
  Class C                                                  --            --         137         3,320
  Class R                                              33,960       964,126       7,986       199,895
------------------------------------------------------------------------------------------------------
                                                    9,515,726   264,131,804   4,366,964   105,890,775
------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (459,656)  (12,855,828)   (247,483)   (6,095,175)
  Class B                                             (31,171)     (823,874)    (63,611)   (1,489,315)
  Class B - automatic conversion to Class A shares     (3,142)      (82,094)         --            --
  Class C                                             (56,415)   (1,499,233)    (79,956)   (1,896,110)
  Class R                                            (118,959)   (3,275,404)   (745,974)  (18,634,135)
Redemption fees:
  Class A                                                  --         3,766          --         2,956
  Class B                                                  --           377          --           181
  Class C                                                  --         1,708          --           321
  Class R                                                  --         3,577          --           968
------------------------------------------------------------------------------------------------------
                                                     (669,343)  (18,527,005) (1,137,024)  (28,110,309)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                             8,846,383  $245,604,799   3,229,940  $ 77,780,466
------------------------------------------------------------------------------------------------------

                                                                    Rittenhouse Growth
                                                    --------------------------------------------------
                                                        Six Months Ended             Year Ended
                                                             1/31/06                   7/31/05
                                                    ------------------------  ------------------------
                                                         Shares        Amount      Shares        Amount
-------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               39,266  $    814,113     212,187  $  4,212,296
  Class A - automatic conversion of Class B shares      17,193       358,173          --            --
  Class B                                               15,880       311,592      57,453     1,086,953
  Class C                                               49,367       960,864     164,638     3,126,451
  Class R                                               33,110       697,620     104,407     2,133,824
-------------------------------------------------------------------------------------------------------
                                                       154,816     3,142,362     538,685    10,559,524
-------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                             (397,900)   (8,218,896) (1,015,040)  (20,343,825)
  Class B                                             (835,799)  (16,266,752) (2,194,585)  (41,761,006)
  Class B - automatic conversion to Class A shares     (18,225)     (358,173)         --            --
  Class C                                             (636,831)  (12,428,270) (1,590,507)  (30,336,422)
  Class R                                             (140,265)   (2,955,559)   (162,974)   (3,340,705)
-------------------------------------------------------------------------------------------------------
                                                    (2,029,020)  (40,227,650) (4,963,106)  (95,781,958)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)                             (1,874,204) $(37,085,288) (4,424,421) $(85,222,434)
-------------------------------------------------------------------------------------------------------


----
22

3. Investment Transactions

Purchases and sales of common stocks for the six months ended January 31, 2006, were as follows:

                                                             NWQ
                                                   International Rittenhouse
                                                           Value      Growth
----------------------------------------------------------------------------
Purchases                                           $238,565,451 $32,104,183
Sales                                                 41,641,456  71,978,928
----------------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions.

At January 31, 2006, the cost of investments was as follows:

                                                             NWQ
                                                   International  Rittenhouse
                                                           Value       Growth
-----------------------------------------------------------------------------
Cost of investments                                 $360,730,014 $174,133,846
-----------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

                                                             NWQ
                                                   International    Rittenhouse
                                                           Value         Growth
-------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                                        $49,299,435  $ 11,454,991
 Depreciation                                         (6,115,418)  (22,221,700)
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
 investments                                         $43,184,017  $(10,766,709)
-------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net realized gains at July 31, 2005, the Funds' last tax year end, were as follows:

                                                             NWQ
                                                   International Rittenhouse
                                                           Value      Growth
----------------------------------------------------------------------------
Undistributed net ordinary income*                      $697,621       $  --
Undistributed net long-term capital gains                     --          --
----------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended July 31, 2005, the Funds' last tax year end, was designated for purposes of the dividends paid deduction as follows:

                                                             NWQ
                                                   International Rittenhouse
                                                           Value      Growth
    ------------------------------------------------------------------------
    Distributions from net ordinary income*             $536,342       $  --
    Distributions from net long-term capital gains            --          --
    ------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.


----
23

At July 31, 2005, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                             NWQ
                                                   International Rittenhouse
                                                           Value      Growth
----------------------------------------------------------------------------
Expiration year:
 2008                                                $        -- $   184,336
 2009                                                         --          --
 2010                                                 10,828,896  15,924,419
 2011                                                    174,656  57,624,742
 2012                                                         --  10,576,244
----------------------------------------------------------------------------
Total                                                $11,003,552 $84,309,741
----------------------------------------------------------------------------

At July 31, 2005, the Funds' last tax year end, Rittenhouse Growth, as the successor of the reorganization with Nuveen Innovation Fund, had additional unused capital loss carryforwards, subject to any applicable limitations on availability, to offset future capital gains, if any, as follows:

                                                                 Rittenhouse
                                                                      Growth
----------------------------------------------------------------------------
Expiration year:
 2009                                                             $  944,862
 2010                                                                944,862
----------------------------------------------------------------------------
                                                                  $1,889,724
----------------------------------------------------------------------------

5. Management Fee and Other Transactions with Affiliates

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

                                                    NWQ
                                          International  Rittenhouse
                                                  Value       Growth
                                             Fund-Level   Fund-Level
           Average Daily Net Assets            Fee Rate     Fee Rate
           ----------------------------------------------------------
           For the first $125 million             .8500%       .6500%
           For the next $125 million              .8375        .6375
           For the next $250 million              .8250        .6250
           For the next $500 million              .8125        .6125
           For the next $1 billion                .8000        .6000
           For net assets over $2 billion         .7750        .5750
           ----------------------------------------------------------


----
24

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2006, the complex-level fee rate was .1891%.

                                                     Complex-Level
            Complex-Level Assets/(1)/                     Fee Rate
            -------------------------------------------------------
            For the first $55 billion                        .2000%
            For the next $1 billion                          .1800
            For the next $1 billion                          .1600
            For the next $3 billion                          .1425
            For the next $3 billion                          .1325
            For the next $3 billion                          .1250
            For the next $5 billion                          .1200
            For the next $5 billion                          .1175
            For the next $15 billion                         .1150
            For Managed Assets over $91 billion/(2)/         .1400
            -------------------------------------------------------

(1)The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.
(2)With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Adviser has entered into Sub-Advisory Agreements with NWQ Investment Management Company, LLC ("NWQ"), of which Nuveen owns a controlling interest while key management of NWQ owns a non-controlling minority interest, and Rittenhouse Asset Management, Inc. ("Rittenhouse"), a wholly owned subsidiary of Nuveen. NWQ and Rittenhouse manage the investment portfolios of NWQ International Value and Rittenhouse Growth, respectively. NWQ and Rittenhouse are compensated for their services to the Funds from the management fee paid to the Adviser.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of NWQ International Value through July 31, 2006, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.50% of the average daily net assets.

The Adviser agreed to waive part of its management fees or reimburse certain expenses of Rittenhouse Growth through July 31, 2006, in order to limit total operating expenses (excluding 12b-1 distribution and service fees and extraordinary expenses) from exceeding 1.30% of the average daily net assets. Rittenhouse has also reimbursed the Rittenhouse Growth Fund for certain portions of fund brokerage commissions paid with respect to portfolio trades effected by certain brokers that provided securities research to Rittenhouse, as permitted by the federal securities laws. During the six months ended January 31, 2006, Rittenhouse reimbursements to the Fund were $30,300, which the Fund included with Net Realized Gain from Investments for financial reporting purposes.

The Adviser may also voluntarily reimburse additional expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.

The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.


----
25

During the six months ended January 31, 2006, Nuveen Investments, LLC (the "Distributor"), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                                   NWQ
                                         International Rittenhouse
                                                 Value      Growth
              ----------------------------------------------------
              Sales charges collected         $620,468     $11,781
              Paid to authorized dealers       551,104      10,392
              ----------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended January 31, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                               NWQ
                                     International Rittenhouse
                                             Value      Growth
                 ---------------------------------------------
                 Commission advances      $519,398     $15,186
                 ---------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended January 31, 2006, the Distributor retained such 12b-1 fees as follows:

                                               NWQ
                                     International Rittenhouse
                                             Value      Growth
                 ---------------------------------------------
                 12b-1 fees retained      $225,142    $287,409
                 ---------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended January 31, 2006, as follows:

                                            NWQ
                                  International Rittenhouse
                                          Value      Growth
                    ---------------------------------------
                    CDSC retained       $16,476    $114,532
                    ---------------------------------------

At January 31, 2006, the Adviser owned 2,429 shares of Class A, 1,250 shares of Class C and 1,250 shares of Class R of Rittenhouse Growth.

6. Subsequent Events

NWQ International Value Sub-Adviser Reorganization
On March 1, 2006, NWQ reorganized into two distinct entities: NWQ and Tradewinds NWQ Global Investors, LLC ("Tradewinds"). As a result of this reorganization, Tradewinds assumed all of the sub-advisory responsibilities for NWQ International Value. This transition will not cause a change in the portfolio management of the Fund or its investment objectives or policies.

Rittenhouse Growth Investment Process Modification
Effective March 1, 2006, Rittenhouse Growth modified its investment process. Rittenhouse began supplementing its fundamental research with a greater emphasis on quantitative analysis in the security selection and portfolio construction process. The Fund now seeks to invest in 50-80 stocks within industries that have a demonstrated leadership position and offer the best mix of sustained growth opportunities at reasonable valuations. The modified investment process will not cause a change in the investment objectives or policies of the Fund but may result in a higher ongoing turnover rate that is likely to range from 40-100% annually.


----
26

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                       Investment Operations        Less Distributions
                                   -----------------------------  ----------------------                            --------


NWQ INTERNATIONAL VALUE





                                         Net         Net              Net
                         Beginning   Invest-   Realized/          Invest-                         Ending              Ending
                               Net      ment  Unrealized             ment                 Redemp-    Net                 Net
Year Ended                   Asset    Income        Gain           Income  Capital           tion  Asset     Total    Assets
July 31,                     Value (Loss)(a)      (Loss)    Total  (Loss)    Gains  Total Fees(a)  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------------------------
Class A (12/99)
 2006(e)                    $25.43     $ .10      $ 4.42  $ 4.52    $(.17)     $-- $(.17)   $  -- $29.78     17.81% $152,153
 2005                        20.82       .35        4.44    4.79     (.18)      --  (.18)      --  25.43     23.02    60,131
 2004                        16.01       .24        4.72    4.96     (.18)      --  (.18)    0.03  20.82     31.21     5,580
 2003                        13.95       .20        1.82    2.02       --       --    --     0.04  16.01     14.77     3,898
 2002                        16.22      (.12)      (2.15)  (2.27)      --       --    --       --  13.95    (14.00)    4,011
 2001                        22.93      (.18)      (6.53)  (6.71)      --       --    --       --  16.22    (29.26)    7,551
Class B (12/99)
 2006(e)                     24.56        --        4.27    4.27       --       --    --       --  28.83     17.39    13,502
 2005                        20.13       .08        4.37    4.45     (.02)      --  (.02)      --  24.56     22.10     9,781
 2004                        15.53       .08        4.58    4.66     (.06)      --  (.06)      --  20.13     30.00     5,378
 2003                        13.68       .11        1.74    1.85       --       --    --       --  15.53     13.52     3,819
 2002                        16.03      (.23)      (2.12)  (2.35)      --       --    --       --  13.68    (14.66)    2,586
 2001                        22.82      (.34)      (6.45)  (6.79)      --       --    --       --  16.03    (29.75)    4,741
Class C (12/99)
 2006(e)                     24.58        --        4.27    4.27       --       --    --       --  28.85     17.37    72,886
 2005                        20.14       .12        4.34    4.46     (.02)      --  (.02)      --  24.58     22.08    27,515
 2004                        15.55       .08        4.57    4.65     (.06)      --  (.06)      --  20.14     29.96     6,133
 2003                        13.68       .09        1.77    1.86       --       --    --     0.01  15.55     13.67     4,004
 2002                        16.03      (.22)      (2.13)  (2.35)      --       --    --       --  13.68    (14.66)    4,667
 2001                        22.82      (.32)      (6.47)  (6.79)      --       --    --       --  16.03    (29.75)    7,048
Class R (12/99)
 2006(e)                     25.55       .13        4.45    4.58     (.24)      --  (.24)      --  29.89     17.96   173,463
 2005                        20.91       .29        4.58    4.87     (.23)      --  (.23)      --  25.55     23.33    30,089
 2004                        16.10       .28        4.75    5.03     (.22)      --  (.22)      --  20.91     31.31    20,705
 2003                        14.04       .27        1.79    2.06       --       --    --       --  16.10     14.67    14,051
 2002                        16.29      (.06)      (2.19)  (2.25)      --       --    --       --  14.04    (13.81)    8,367
 2001                        22.96      (.14)      (6.53)  (6.67)      --       --    --       --  16.29    (29.05)   10,325
-----------------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                              Ratios/Supplemental Data
                         -------------------------------------------------------------------------
                            Before Credit/           After            After Credit/
                            Reimbursement       Reimbursement(c)     Reimbursement(d)
NWQ INTERNATIONAL VALUE  ------------------   ------------------   ------------------
                                      Ratio                Ratio                Ratio
                                     of Net               of Net               of Net
                                    Invest-              Invest-              Invest-
                                       ment                 ment                 ment
                         Ratio of    Income   Ratio of    Income   Ratio of    Income
                         Expenses    (Loss)   Expenses    (Loss)   Expenses    (Loss)
                               to        to         to        to         to        to
                          Average   Average    Average   Average    Average   Average   Portfolio
Year Ended                    Net       Net        Net       Net        Net       Net    Turnover
July 31,                   Assets    Assets     Assets    Assets     Assets    Assets        Rate
---------------------------------------------------------------------------------------------------
Class A (12/99)
 2006(e)                     1.46%*     .74%*     1.46%*     .74%*     1.46%*     .74%*        20%
 2005                        1.59      1.43       1.59      1.43       1.59      1.43          24
 2004                        1.74      1.24       1.74      1.24       1.74      1.25          41
 2003                        2.45       .74       1.75      1.43       1.73      1.46         172**
 2002                        1.83      (.84)      1.83      (.84)      1.76      (.77)        183
 2001                        2.12      (.99)      2.12      (.98)      2.05      (.92)        224
Class B (12/99)
 2006(e)                     2.21*      .03*      2.21*      .03*      2.21*      .03*         20
 2005                        2.33       .33       2.33       .33       2.33       .33          24
 2004                        2.50       .42       2.50       .42       2.49       .43          41
 2003                        3.16       .13       2.50       .80       2.46       .83         172**
 2002                        2.60     (1.59)      2.60     (1.59)      2.53     (1.52)        183
 2001                        2.87     (1.79)      2.86     (1.78)      2.79     (1.71)        224
Class C (12/99)
 2006(e)                     2.21*     (.02)*     2.21*     (.02)*     2.21*     (.02)*        20
 2005                        2.35       .49       2.35       .49       2.35       .50          24
 2004                        2.50       .44       2.50       .44       2.49       .44          41
 2003                        3.19      (.05)      2.50       .63       2.48       .66         172**
 2002                        2.58     (1.53)      2.58     (1.53)      2.51     (1.46)        183
 2001                        2.86     (1.72)      2.86     (1.72)      2.79     (1.65)        224
Class R (12/99)
 2006(e)                     1.21*      .93*      1.21*      .93*      1.21*      .93*         20
 2005                        1.32      1.18       1.32      1.18       1.32      1.18          24
 2004                        1.49      1.44       1.49      1.44       1.49      1.44          41
 2003                        2.17      1.22       1.50      1.90       1.46      1.93         172**
 2002                        1.56      (.48)      1.56      (.48)      1.49      (.41)        183
 2001                        1.87      (.79)      1.86      (.78)      1.79      (.71)        224
---------------------------------------------------------------------------------------------------

*  Annualized.
** The cost of securities acquired in the acquisition of Nuveen European Value
   Fund of $4,173,965 was excluded from the portfolio turnover rate calculation.
(a)Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended January 31, 2006.

                                See accompanying notes to financial statements.

----
27

Selected data for a share outstanding throughout each period:

Class (Inception Date)
                                                  Investment Operations       Less Distributions
                                              -----------------------------  ---------------------


RITTENHOUSE GROWTH





                                                    Net         Net              Net
                                    Beginning   Invest-   Realized/          Invest-               Ending
                                          Net      ment  Unrealized             ment                  Net
                                        Asset    Income        Gain           Income Capital        Asset     Total
Year Ended July 31,                     Value (Loss)(a)      (Loss)    Total  (Loss)   Gains Total  Value Return(b)
----------------------------------------------------------------------------------------------------------------------
Class A (12/97)
 2006(e)                               $20.92     $(.02)     $ (.18) $ (.20)     $--     $--  $--  $20.72      (.96)%
 2005                                   19.43       .06        1.43    1.49       --      --   --   20.92      7.67
 2004                                   18.53      (.06)        .96     .90       --      --   --   19.43      4.86
 2003                                   17.48      (.07)       1.12    1.05       --      --   --   18.53      6.01
 2002                                   23.92      (.12)      (6.32)  (6.44)      --      --   --   17.48    (26.92)
 2001                                   29.09      (.13)      (5.04)  (5.17)      --      --   --   23.92    (17.77)
Class B (12/97)
 2006(e)                                19.77      (.10)       (.16)   (.26)      --      --   --   19.51     (1.32)
 2005                                   18.50      (.08)       1.35    1.27       --      --   --   19.77      6.86
 2004                                   17.78      (.19)        .91     .72       --      --   --   18.50      4.05
 2003                                   16.89      (.19)       1.08     .89       --      --   --   17.78      5.27
 2002                                   23.31      (.28)      (6.14)  (6.42)      --      --   --   16.89    (27.54)
 2001                                   28.55      (.33)      (4.91)  (5.24)      --      --   --   23.31    (18.35)
Class C (12/97)
 2006(e)                                19.79      (.10)       (.17)   (.27)      --      --   --   19.52     (1.36)
 2005                                   18.51      (.08)       1.36    1.28       --      --   --   19.79      6.92
 2004                                   17.79      (.19)        .91     .72       --      --   --   18.51      4.05
 2003                                   16.90      (.19)       1.08     .89       --      --   --   17.79      5.27
 2002                                   23.32      (.28)      (6.14)  (6.42)      --      --   --   16.90    (27.53)
 2001                                   28.56      (.33)      (4.91)  (5.24)      --      --   --   23.32    (18.35)
Class R (12/97)
 2006(e)                                21.32        --        (.18)   (.18)      --      --   --   21.14      (.84)
 2005                                   19.75       .11        1.46    1.57       --      --   --   21.32      7.95
 2004                                   18.79        --         .96     .96       --      --   --   19.75      5.11
 2003                                   17.68      (.02)       1.13    1.11       --      --   --   18.79      6.28
 2002                                   24.15      (.07)      (6.40)  (6.47)      --      --   --   17.68    (26.79)
 2001                                   29.29      (.07)      (5.07)  (5.14)      --      --   --   24.15    (17.55)
----------------------------------------------------------------------------------------------------------------------

Class (Inception Date)
                                                                   Ratios/Supplemental Data
                                    ------------------------------------------------------------------------------------
                                                Before Credit/             After             After Credit/
                                                 Reimbursement       Reimbursement(c)      Reimbursement(d)
RITTENHOUSE GROWTH                           ------------------    ------------------    ------------------
                                                           Ratio                 Ratio                 Ratio
                                                          of Net                of Net                of Net
                                                         Invest-               Invest-               Invest-
                                                            ment                  ment                  ment
                                             Ratio of     Income   Ratio of     Income   Ratio of     Income
                                             Expenses     (Loss)   Expenses     (Loss)   Expenses     (Loss)
                                      Ending       to         to         to         to         to         to
                                         Net  Average    Average    Average    Average    Average    Average   Portfolio
                                      Assets      Net        Net        Net        Net        Net        Net    Turnover
Year Ended July 31,                    (000)   Assets     Assets     Assets     Assets     Assets     Assets        Rate
--------------------------------------------------------------------------------------------------------------------------
Class A (12/97)
 2006(e)                            $ 33,662     1.54%*    (.24)%*     1.54%*    (.24)%*     1.54%*    (.24)%*        18%
 2005                                 41,139     1.48       .32        1.48       .32        1.48       .32           25
 2004                                 53,804     1.48      (.33)       1.43      (.28)       1.43      (.28)          19
 2003                                 64,680     1.57      (.41)       1.57      (.41)       1.57      (.41)          27**
 2002                                 64,914     1.45      (.58)       1.45      (.58)       1.45      (.58)          27
 2001                                106,264     1.35      (.50)       1.35      (.50)       1.35      (.50)          35
Class B (12/97)
 2006(e)                              63,162     2.29*     (.99)*      2.29*     (.99)*      2.29*     (.99)*         18
 2005                                 80,600     2.23      (.43)       2.23      (.43)       2.23      (.43)          25
 2004                                114,954     2.23     (1.09)       2.18     (1.04)       2.18     (1.04)          19
 2003                                137,213     2.32     (1.16)       2.32     (1.16)       2.32     (1.16)          27**
 2002                                145,947     2.20     (1.33)       2.20     (1.33)       2.20     (1.33)          27
 2001                                239,203     2.10     (1.26)       2.10     (1.26)       2.10     (1.25)          35
Class C (12/97)
 2006(e)                              51,771     2.29*     (.99)*      2.29*     (.99)*      2.29*     (.99)*         18
 2005                                 64,103     2.23      (.43)       2.23      (.43)       2.23      (.43)          25
 2004                                 86,376     2.23     (1.09)       2.18     (1.04)       2.18     (1.04)          19
 2003                                103,318     2.32     (1.16)       2.32     (1.16)       2.32     (1.16)          27**
 2002                                104,626     2.20     (1.33)       2.20     (1.33)       2.20     (1.33)          27
 2001                                167,272     2.10     (1.25)       2.10     (1.25)       2.10     (1.25)          35
Class R (12/97)
 2006(e)                              13,679     1.29*      .01*       1.29*      .01*       1.29*      .01*          18
 2005                                 16,082     1.22       .55        1.22       .55        1.22       .55           25
 2004                                 16,052     1.23      (.07)       1.17      (.02)       1.17      (.02)          19
 2003                                 13,785     1.31      (.14)       1.31      (.14)       1.31      (.14)          27**
 2002                                 29,977     1.20      (.34)       1.20      (.34)       1.20      (.34)          27
 2001                                 40,995     1.10      (.25)       1.10      (.25)       1.10      (.25)          35
--------------------------------------------------------------------------------------------------------------------------

*  Annualized.
** The cost of securities acquired in the acquisition of Nuveen Innovation Fund of $20,085,610 was excluded from the portfolio turnover rate calculation.
(a)Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)After expense reimbursement from the Adviser, where applicable.
(d)After custodian fee credit and expense reimbursement, where applicable.
(e)For the six months ended January 31, 2006.

                                See accompanying notes to financial statements.

----
28

--------------------------------------------------------------------------------
  Fund Information
================================================================================


Fund Manager                       Legal Counsel                     Transfer Agent and
Nuveen Asset Management            Chapman and Cutler LLP            Shareholder Services
333 West Wacker Drive              Chicago, IL                       Boston Financial
Chicago, IL 60606                                                    Data Services
                                   Independent Registered            Nuveen Investor Services
Sub-Advisers                       Public Accounting Firm            P.O. Box 8530
NWQ Investment Management          PricewaterhouseCoopers LLP        Boston, MA 02266-8530
Company, LLC                       Chicago, IL                       (800) 257-8787
2049 Century Park East
Los Angeles, CA 90067              Custodian
Rittenhouse Asset Management, Inc. State Street Bank & Trust Company
Five Radnor Corporate Center       Boston, MA
Radnor, PA 19087

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Market Capitalization: The market capitalization of a company is equal to the number of the company's common shares outstanding multiplied by the current price of the company's stock. The average market capitalization of a mutual fund's portfolio gives a measure of the size of the companies in which the fund invests.


Net Asset Value (NAV): A Fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.
================================================================================

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund's
(i) quarterly portfolio of investments, (ii) information regarding how the
Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen's website at www.nuveen.com. You may also obtain this and other fund information directly from the
Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.
================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
29

                                                                     Learn more
                                                          about Nuveen Funds at
                                                              www.nuveen.com/mf



    Nuveen Investments:

    SERVING Investors

                        For GENERATIONS

    Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

    Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

    We offer many different investing solutions for our clients' different needs.
    Managing approximately $136 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

    Find out how we can help you reach your financial goals.
    To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

..  Share prices

..  Fund details

..  Daily financial news

..  Investor education

[LOGO] Nuveen Investments

MSA-GRW-0106D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

See Portfolio of Investments in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II
             --------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                          -------------------------------------------
                         Jessica R. Droeger
                         Vice President and Secretary

Date April 7, 2006
     ----------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date April 7, 2006
     ----------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                          -------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date April 7, 2006
     ----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.